Tangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balance at 1 January 2023	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837
Additions / disposals (net) due to change in the scope of consolidation	28	(1,192)	—	(1,164)	—	—	—	—
Additions / disposals (net)	730	(1,716)	(17)	(1,003)	179A	—	—	179
Transfers, exchange differences and other items	(1,345)	1,003	(104)	(446)	(235)	—	—	(235)
Balance at 31 December 2024	25,656	23,399	1,455	50,510	4,781	—	—	4,781
Additions / disposals (net) due to change in the scope of consolidation	4	—	7	11	—	—	—	—
Additions / disposals (net)	326	(2,603)	(58)	(2,335)	(40)A	—	—	(40)
Transfers, exchange differences and other items	(1,845)	(1,743)	188	(3,400)	(450)	—	—	(450)
Balance at 31 December 2025	24,141	19,053	1,592	44,786	4,291	—	—	4,291

Accumulated depreciation
Balances at 1 January 2023	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,689)	—	(11)	(1,700)	(580)	—	—	(580)
Transfers, exchange differences and other items	1,653	(2,744)	(16)	(1,107)	69	—	—	69
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
Disposals due to change in the scope of consolidation	—	686	—	686	—	—	—	—
Disposals	672	3,214	—	3,886	196	—	—	196
Charge for the year	(1,544)	—	(9)	(1,553)	(460)	—	—	(460)
Transfers, exchange differences and other items	890	(2,902)	46	(1,966)	59	—	—	59
Balance at 31 December 2024	(12,619)	(4,784)	(162)	(17,565)	(2,814)	—	—	(2,814)
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	663	2,428	—	3,091	177	—	—	177
Charge for the year	(1,323)	—	(8)	(1,331)	(405)		—	(405)
Transfers, exchange differences and other items	1,150	(1,917)	(32)	(799)	381	—	—	381
Balance at 31 December 2025	(12,129)	(4,273)	(202)	(16,604)	(2,661)	—	—	(2,661)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balance at 1 January 2023	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(113)	(29)	(12)	(154)	(38)	—	—	(38)
Releases	4	11	4	19	3	—	—	3
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	64	47	(38)	73	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)
Impairment charge for the year	(276)	(70)	(81)	(427)	(31)	—	—	(31)
Releases	34	3	8	45	10	—	—	10
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	53	—	—	53	19	—	—	19
Exchange differences and other	(14)	32	76	94	(2)	—	—	(2)
Balance at 31 December 2024	(401)	(39)	(418)	(858)	(49)	—	—	(49)
Impairment charge for the year	(172)	(79)	(15)	(266)	(41)	—	—	(41)
Releases	41	71	25	137	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	17	17	—	34	6	—	—	6
Exchange differences and other	166	3	40	209	9	—	—	9
Balance at 31 December 2025	(349)	(27)	(368)	(744)	(74)	—	—	(74)

Tangible assets, net
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	—	—	2,183
Balances at 31 December 2024	12,636	18,576	875	32,087	1,918	—	—	1,918
Balances at 31 December 2025	11,663	14,753	1,022	27,438	1,556	—	—	1,556

Disclosure of detailed information about property, plant and equipment
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balance at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183

Land and buildings	15,113	(5,516)	(353)	9,244	1,882
IT equipment and fixtures	5,283	(3,926)	—	1,357	23
Furniture and vehicles	4,963	(3,130)	—	1,833	13
Construction in progress and other items	297	(47)	(48)	202	—
Balance at 31 December 2024	25,656	(12,619)	(401)	12,636	1,918

Land and buildings	14,067	(5,359)	(304)	8,404	1,536
IT equipment and fixtures	4,204	(3,003)	(10)	1,191	13
Furniture and vehicles	5,548	(3,746)	(1)	1,801	7
Construction in progress and other items	322	(21)	(34)	267	—
Balance at 31 December 2025	24,141	(12,129)	(349)	11,663	1,556

Disclosure of maturity analysis of operating lease payments	In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million

Maturity Analysis	2025
2025	3,988
2026	4,228
2027	1,332
2028	330